Average Annual Total Returns{- Fidelity Flex Freedom Blend 2035 Fund} - 03.31 Fidelity Flex Freedom Blend Funds Combo PRO-11 - Fidelity Flex Freedom Blend 2035 Fund	Fidelity Flex Freedom Blend 2035 Fund Return Before Taxes Past 1 year	Fidelity Flex Freedom Blend 2035 Fund Return Before Taxes Since Inception		Fidelity Flex Freedom Blend 2035 Fund After Taxes on Distributions Past 1 year	Fidelity Flex Freedom Blend 2035 Fund After Taxes on Distributions Since Inception		Fidelity Flex Freedom Blend 2035 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Freedom Blend 2035 Fund After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		F0552 Past 1 year	F0552 Since Inception
Total	17.27%	11.75%	[1]	15.40%	9.76%	[1]	11.03%	8.70%	[1]	18.40%	15.13%	[1]	15.59%	11.73%	[1]

[1]	(a)From June 8, 2017